Earnings per Common Share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Common Share [Abstract]
Earnings Per Common Share
	Six Months Ended June 30,
	2012	2013

Net income attributable to AMPNI shareholders	8,715	12,726

Less: Dividends declared and undistributed earnings allocated to non-vested shares	(181)	(346)
Net income available to common stockholders	8,534	12,380

Basic weighted average number of common shares outstanding	45,451,950	45,670,903

Diluted weighted average number of common shares outstanding	45,451,950	45,670,903

Basic earnings per common share	$ 0.19	$ 0.27
Diluted earnings per common share	$ 0.19	$ 0.27